Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2011
Components of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
In millions	2011	2010
Accounts payable:
Trade	$556	$508
Other	45	42

	$601	$550

Accrued expenses:
Taxes, other than income	$46	$33
Interest	60	59
Payroll and employee benefit costs	206	216
Accrued rebates and allowances	46	43
Environmental and litigation	43	31
Income taxes payable	21	2
Freight	6	11
Restructuring charges	10	22
Other	51	59

	$489	$476